GENERAL INFORMATION (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 19, 2019
Net loss	$ 13,836	$ 10,589	$ 9,771
Accumulated deficit	77,137	63,301
Aggregate consideration	$ 5,407	$ 3,456
Shares issued	8,272,908	5,330,684
Private Placement [Member]
Aggregate consideration				$ 4,760
Purchase price				$ 1.75
Shares issued				2,720,178